Document Information Document	May 10, 2020 $ / shares
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 10, 2020
Entity Registrant Name	STAGE STORES, INC.
Entity File Number	1-14035
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	91-1826900
Entity Address, Address Line One	2425 West Loop South
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77027
City Area Code	(800)
Local Phone Number	579-2302
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SSI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000006885
Amendment Flag	false
Entity Listing, Par Value Per Share	$ 0.01